OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050

Date of fiscal year end:         February 28, 2011

Date of reporting period:       November 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2010 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Consumer Discretionary - 14.4%
Distributors - 0.6%
Core-Mark Holding Company, Inc. *	22,725	$822,645

Diversified Consumer Services - 5.2%
CPI Corporation	243,770	6,937,694

Household Durables - 2.5%
MDC Holdings, Inc.	46,725	1,166,723
Toll Brothers, Inc. *	116,910	2,098,535
		3,265,258
Leisure Equipment & Products - 0.9%
Arctic Cat, Inc. *	76,170	1,135,695

Media - 4.5%
Comcast Corporation - Class A Special	12,900	244,713
News Corporation - Class A *	113,665	1,550,391
Walt Disney Company (The)	112,745	4,116,320
		5,911,424
Multi-Line Retail - 0.7%
J. C. Penney Company, Inc.	29,435	979,302

Consumer Staples - 16.1%
Beverages - 4.6%
Coca-Cola Company (The)	96,295	6,082,955

Food & Staples Retailing - 8.0%
Walgreen Company	120,525	4,200,296
Wal-Mart Stores, Inc.	117,850	6,374,507
		10,574,803
Household Products - 3.5%
Colgate-Palmolive Company	50,200	3,842,810
Procter & Gamble Company (The)	12,900	787,803
		4,630,613
Energy - 6.4%
Energy Equipment & Services - 2.6%
Tidewater, Inc.	69,175	3,395,801

Oil, Gas & Consumable Fuels - 3.8%
Exxon Mobil Corporation	21,295	1,481,280
Frontier Oil Corporation	128,225	1,991,334
Valero Energy Corporation	83,800	1,632,424
		5,105,038
Financials - 8.2%
Commercial Banks - 2.6%
Wells Fargo & Company	125,887	3,425,385

Consumer Finance - 1.2%
American Express Company *	37,275	1,611,026

See accompanying notes to Schedules of Investments.

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 89.2% (Continued)	Shares	Value
Financials - 8.2% (Continued)
Insurance - 4.4%
Marsh & McLennan Companies, Inc.	180,712	$4,532,257
SeaBright Holdings, Inc.	144,219	1,267,685
		5,799,942
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc. *	14,125	718,397

Industrials - 15.0%
Air Freight & Logistics - 1.6%
FedEx Corporation	7,615	693,879
United Parcel Service, Inc. - Class B	20,380	1,429,249
		2,123,128
Building Products - 2.3%
Masco Corporation	283,820	3,096,476

Commercial Services & Supplies - 0.6%
Cintas Corporation	29,625	792,321

Construction & Engineering - 1.5%
Granite Construction, Inc.	28,575	724,948
Jacobs Engineering Group, Inc. *	34,375	1,323,437
		2,048,385
Electrical Equipment - 1.2%
Emerson Electric Company	28,435	1,565,915

Industrial Conglomerates - 5.1%
3M Company	52,690	4,424,906
General Electric Company	142,495	2,255,696
		6,680,602
Machinery - 1.5%
Harsco Corporation	55,900	1,344,954
Lydall, Inc. *	79,225	572,797
		1,917,751
Professional Services - 0.5%
CDI Corporation	40,764	699,103
LECG Corporation *	31,532	29,706
		728,809
Trading Companies & Distributors - 0.7%
Lawson Products, Inc.	45,090	906,760

Information Technology - 25.0%
Computers & Peripherals - 4.4%
Dell, Inc. *	312,340	4,129,135
Hutchinson Technology, Inc. *	550,000	1,705,000
		5,834,135
Electronic Equipment, Instruments & Components - 2.9%
Maxwell Technologies, Inc. *	107,365	1,736,092
Newport Corporation *	146,000	2,121,380
		3,857,472

See accompanying notes to Schedules of Investments.

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 89.2% (Continued)	Shares	Value
Information Technology - 25.0% (Continued)
IT Services - 3.1%
Automatic Data Processing, Inc. *	59,405	$2,647,681
Paychex, Inc.	51,010	1,455,825
		4,103,506
Semiconductors & Semiconductor Equipment - 9.0%
Applied Materials, Inc.	297,170	3,693,823
Cohu, Inc.	700	10,136
Intel Corporation	134,100	2,832,192
MEMC Electronic Materials, Inc. *	188,565	2,181,697
Texas Instruments, Inc.	99,750	3,172,050
		11,889,898
Software - 5.6%
Microsoft Corporation	292,330	7,369,640

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	37,250	1,035,178
Verizon Communications, Inc.	71,550	2,290,315
		3,325,493
Utilities - 1.0%
Electric Utilities - 1.0%
Exelon Corporation	31,650	1,246,060

Total Common Stocks (Cost $113,380,283)		$117,882,329

WARRANTS - 0.1%	Shares	Value
Wells Fargo & Company * (Cost $130,130)	16,900	$151,086

MONEY MARKET FUNDS - 10.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.02% (a) (Cost $13,834,129)	13,834,129	$13,834,129

Total Investments at Value - 99.8% (Cost $127,344,542)		$131,867,544

Other Assets in Excess of Liabilities - 0.2%		223,956

Net Assets - 100.0%		$132,091,500

* Non-income producing security.

(a) Variable rate security.  The rate shown is the 7-day effective yield as of November 30, 2010.

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments
November 30, 2010 (Unaudited)

COMMON STOCKS - 59.9%	Shares	Value
Consumer Discretionary - 8.8%
Auto Components - 1.3%
Standard Motor Products, Inc.	1,105	$13,901

Household Durables - 1.6%
Flexsteel Industries, Inc.	100	1,743
iRobot Corporation *	700	14,210
		15,953
Media - 5.9%
Ballantyne Strong, Inc. *	2,000	13,720
Global Traffic Network, Inc. *	2,500	22,600
interclick, inc. *	1,400	8,344
Journal Communications, Inc. *	3,200	14,528
		59,192
Energy - 5.0%
Energy Equipment & Services - 1.5%
Precision Drilling Corporation *	1,770	15,205

Oil, Gas & Consumable Fuels - 3.5%
Contango Oil & Gas Company *	255	14,219
Frontier Oil Corporation	1,350	20,965
		35,184
Financials - 2.3%
Commercial Banks - 1.4%
BBVA Banco Francés SA - ADR	1,275	14,395

Insurance - 0.9%
Crawford & Company - Class B *	2,875	8,481

Health Care - 10.0%
Biotechnology - 1.5%
Momenta Pharmaceuticals, Inc. *	1,000	15,250

Health Care Providers & Services - 1.0%
Metropolitan Health Networks, Inc. *	2,300	9,913

Health Care Technology - 2.5%
Medidata Solutions, Inc. *	1,275	25,372

Pharmaceuticals - 5.0%
Eurand N.V. *	1,465	16,071
Medicines Company (The) *	1,300	17,134
Par Pharmaceutical Companies, Inc. *	460	16,528
		49,733
Industrials - 8.6%
Commercial & Professional Services - 1.8%
Alexco Resource Corporation *	2,465	18,241

Electrical Equipment - 3.4%
American Superconductor Corporation *	465	15,475

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

COMMON STOCKS - 59.9% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Electrical Equipment - 3.4% (Continued)
Ultralife Corporation *	2,900	$18,154
		33,629
Machinery - 0.2%
L.S. Starrett Company (The)	155	1,860

Professional Services - 3.2%
Acacia Research Corporation *	575	15,669
Kelly Services, Inc. - Class A *	935	16,713
		32,382
Information Technology - 16.7%
Communications Equipment - 3.4%
Audiocodes Ltd. *	4,000	18,120
Ixia *	1,000	15,860
		33,980
Computers & Peripherals - 1.5%
Datalink Corporation *	500	2,275
STEC, Inc. *	725	12,322
		14,597
Electronic Equipment, Instruments & Components - 1.6%
Nam Tai Electronics, Inc. *	2,500	16,050

Internet Software & Services - 2.4%
AOL, Inc. *	995	24,059

Semiconductors & Semiconductor Equipment - 7.8%
Cohu, Inc.	1,000	14,480
International Rectifier Corporation *	535	15,173
Microsemi Corporation *	1,100	24,354
Nova Measuring Instruments Ltd. *	1,725	11,471
Silicon Image, Inc. *	1,750	13,422
		78,900
Materials - 6.1%
Chemicals - 1.7%
Kraton Performance Polymers, Inc. *	610	17,373

Paper & Forest Products - 4.4%
Buckeye Technologies, Inc.	1,375	27,390
Kapstone Paper & Packaging Corporation *	1,150	16,928
		44,318
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
City Telecom (H.K.) Ltd. - ADR *	950	14,174

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

COMMON STOCKS - 59.9% (Continued)	Shares	Value
Utilities - 1.0%
Gas Utilities - 1.0%
Chesapeake Utilities Corporation	265	$9,961

Total Common Stocks (Cost $595,567)		$602,103

EXCHANGE-TRADED FUNDS - 8.0%	Shares	Value
Guggenheim China Small Cap ETF	1,000	$31,270
ProShares Short Russell2000 *	1,400	48,804
Total Exchange-Traded Funds (Cost $80,788)		$80,074

CLOSED-END FUNDS - 2.0%	Shares	Value
Japan Smaller Capitalization Fund, Inc. (Cost $19,834)	2,500	$20,600

MONEY MARKET FUNDS - 26.4%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.02% (a) (Cost $265,839)	265,839	$265,839

Total Investments at Value - 96.3% (Cost $962,028)		$968,616

Other Assets in Excess of Liabilities - 3.7%		36,847

Net Assets - 100.0%		$1,005,463

ADR	- American Depositary Receipt.

* Non-income producing security.

(a) Variable rate security.  The rate shown is the 7-day effective yield as of November 30, 2010.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2010 (Unaudited)

CORPORATE BONDS - 37.1%	Par Value	Value
Consumer Discretionary - 7.1%
Auto Components - 0.6%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$447,896

Hotels, Restaurants & Leisure - 1.0%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	447,804
Starbucks Corporation, 6.25%, due 08/15/17	300,000	343,442
		791,246
Household Durables - 0.4%
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	209,474
Toll Brothers, Inc., 5.15%, due 05/15/15	150,000	151,598
		361,072
Media - 2.1%
Comcast Corporation,
6.30%, due 11/15/17	200,000	235,697
5.70%, due 05/15/18	400,000	450,697
Gannett Company, Inc., 6.375%, due 04/01/12	300,000	309,000
McGraw-Hill Companies, Inc. (The),
5.90%, due 11/15/17	200,000	223,174
6.55%, due 11/15/37	400,000	455,573
		1,674,141
Multi-Line Retail - 0.9%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	590,367
6.00%, due 01/15/33	100,000	104,770
		695,137
Specialty Retail - 2.1%
Home Depot, Inc. (The),
5.40%, due 03/01/16	600,000	685,308
5.875%, due 12/16/36	300,000	314,185
Staples, Inc.,
7.75%, due 04/01/11	500,000	511,088
9.75%, due 01/15/14	100,000	122,709
		1,633,290
Consumer Staples - 5.9%
Beverages - 1.6%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	896,646
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	339,218
		1,235,864
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	670,000	803,697

Food Products - 1.2%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	907,034

Household Products - 0.9%
Church & Dwight Company, Inc., 6.00%, due 12/15/12	300,000	300,000
Clorox Company (The), 5.45%, due 10/15/12	370,000	399,400
		699,400

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 37.1% (Continued)	Par Value	Value
Consumer Staples - 5.9% (Continued)
Personal Products - 1.2%
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	$880,000	$963,072

Energy - 3.6%
Energy Equipment & Services - 2.4%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,078,624
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	413,913
6.00%, due 03/15/18	300,000	330,201
9.875%, due 03/01/39	20,000	28,000
		1,850,738
Oil, Gas & Consumable Fuels - 1.2%
Valero Energy Corporation,
6.125%, due 06/15/17	570,000	626,016
10.5%, due 03/15/39	250,000	338,605
		964,621
Financials - 2.2%
Commercial Banks - 0.7%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	560,564

Consumer Finance - 1.5%
American Express Company,
7.00%, due 03/19/18	800,000	948,114
8.125%, due 05/20/19	200,000	252,760
		1,200,874
Health Care - 2.0%
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	922,706

Pharmaceuticals - 0.8%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	660,989

Industrials - 4.9%
Aerospace & Defense - 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	231,177

Building Products - 1.2%
Masco Corporation,
6.125%, due 10/03/16	300,000	307,179
5.85%, due 03/15/17	400,000	392,012
7.75%, due 08/01/29	240,000	231,574
		930,765
Commercial Services & Supplies - 1.1%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	213,217
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	417,931
11.25%, due 02/01/19	200,000	254,427
		885,575

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 37.1% (Continued)	Par Value	Value
Industrials - 4.9% (Continued)
Electrical Equipment - 0.8%
Emerson Electric Company, 5.25%, due 10/15/18	$570,000	$655,992

Machinery - 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	131,526

Professional Services - 0.3%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	200,000	219,299

Road & Rail - 1.0%
CSX Corporation, 6.25%, due 03/15/18	500,000	583,148
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	230,232
		813,380
Information Technology - 3.2%
Computers & Peripherals - 1.5%
Dell, Inc., 5.65%, due 04/15/18	400,000	448,776
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	551,553
Seagate Technology HDD Holdings, 6.375%, due 10/01/11	200,000	203,000
		1,203,329
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc., 7.25%, due 08/15/36	500,000	577,672

IT Services - 0.9%
Western Union Company (The),
5.93%, due 10/01/16	600,000	693,054
6.20%, due 11/17/36	25,000	25,686
		718,740
Materials - 6.8%
Chemicals - 1.7%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	800,731
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	560,835
		1,361,566
Containers & Packaging - 1.2%
Ball Corporation, 7.375%, due 09/01/19	830,000	902,625

Metals & Mining - 3.0%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	805,132
5.87%, due 02/23/22	200,000	202,439
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	421,075
Nucor Corporation, 5.85%, due 06/01/18	300,000	348,783
Reliance Steel & Aluminum Company,
6.20%, due 11/15/16	360,000	390,507
6.85%, due 11/15/36	200,000	190,693
		2,358,629
Paper & Forest Products - 0.9%
Weyerhaeuser Company, 7.375%, due 03/15/32	730,000	722,323

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 37.1% (Continued)	Par Value	Value
Telecommunication Services - 0.5%
Telecommunication Equipment - 0.5%
Tele-Communications, Inc., 10.125%, due 04/15/22	$300,000	$420,156

Utilities - 0.9%
Multi-Utilities - 0.9%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	666,118

Total Corporate Bonds (Cost $25,112,382)		$29,171,213

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.7%	Par Value	Value
U.S. Treasury Bills (a) - 22.9%
0.19%, due 01/13/11	$10,000,000	$9,998,360
0.18%, due 03/03/11	8,000,000	7,996,624
		17,994,984
U.S. Treasury Bonds - 2.8%
4.625%, due 02/15/40	2,000,000	2,184,376

Total U.S. Government & Agency Obligations (Cost $19,953,044)		$20,179,360

CLOSED-END FUNDS - 0.2%	Shares	Value
Western Asset Managed High Income Fund, Inc. (Cost $102,480)	27,500	$173,250

MONEY MARKET FUNDS - 35.6%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.02% (b) (Cost $28,025,665)	28,025,665	$28,025,665

Total Investments at Value - 98.6% (Cost $73,193,571)		$77,549,488

Other Assets in Excess of Liabilities - 1.4%		1,079,187

Net Assets - 100.0%		$78,628,675

(a) Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b) Variable rate security.  The rate shown is the 7-day effective yield as of November 30, 2010.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2010 (Unaudited)

1.	Securities Valuation

The portfolio securities of the CM Advisors Fund, the CM Advisors Opportunity Fund and the CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2010:

CM Advisors Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$117,882,329	$--	$--	$117,882,329
Warrants	151,086	--	--	151,086
Money Market Funds	13,834,129	--	--	13,834,129
Total	$131,867,544	$--	$--	$131,867,544

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Opportunity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$602,103	$--	$--	$602,103
Exchange-Traded Funds	80,074	--	--	80,074
Closed-End Funds	20,600	--	--	20,600
Money Market Funds	265,839	--	--	265,839
Total	$968,616	$--	$--	$968,616

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$--	$29,171,213	$--	$29,171,213
U.S. Government & Agency Obligations	--	20,179,360	--	20,179,360
Closed-End Funds	173,250	--	--	173,250
Money Market Funds	28,025,665	--	--	28,025,665
Total	$28,198,915	$49,350,573	$--	$77,549,488

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.

During the quarter ended November 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of November 30, 2010.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2010:

	CM Advisors Fund	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
Cost of portfolio investments	$127,344,542	$962,434	$73,193,571

Gross unrealized appreciation	$20,532,377	$23,696	$4,384,118
Gross unrealized depreciation	(16,009,375)	(17,514)	(28,201)

Net unrealized appreciation	$4,532,002	$6,182	$4,355,917

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the CM Advisors Opportunity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 4, 2011

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 4, 2011

* Print the name and title of each signing officer under his or her signature.